[LOGO]EATON VANCE(R) MANAGED INVESTMENTS

[PHOTO OF CURRENCY]


SEMIANNUAL REPORT JULY 31, 2002

[PHOTO OF PAUL REVERE STATUE]

EATON VANCE
HIGH YIELD
MUNICIPALS FUND


[PHOTO OF BOSTON SKYLINE]

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Of the many variables confronting the municipal bond investor, few are as crucial to performance as maintaining good call protection. Most municipal bonds include call provisions, which outline the terms under which the bond issuer can redeem the bond prior to its stated maturity date. While these provisions increase the issuer's financial flexibility, they create an ongoing challenge for municipal bond investors.

CALL PROTECTION IS CRITICAL TO DELIVERING A CONSISTENT DIVIDEND...

Fund dividends are affected by changes in the prevailing interest rate level; thus, as rates decline, fund dividends understandably reflect those fluctuations. Call provisions permit bond issuers to refinance their outstanding debt, under specific terms and timing, in much the same way a homeowner refinances a mortgage. Not surprisingly, these calls can be disruptive for investors, who may be forced to reinvest the proceeds of a called bond at lower interest rates. Therefore, prudent investors strive to maintain adequate call protection in an effort to insulate the portfolio from these untimely disruptions and thereby provide a more predictable income stream.

AMPLE CALL PROTECTION ENHANCES THE POTENTIAL FOR CAPITAL APPRECIATION...

Price performance is another compelling reason to maintain adequate call protection. As most investors know, bond prices rise as interest rates decline. That is, bond investors will pay more for a bond as interest rates fall below the bond's existing coupon. Because it responds to declining rates, such a bond is said to have "positive convexity."

However, investors will NOT pay as much for a bond - even if rates are falling - if that bond is likely to be called. As a bond approaches the point where it is likely to be called, it tends to trade nearer its call price, usually par or a modest premium. As a result, this tends to impede the callable bond's upside performance. In effect, the callable bond has lost its positive convexity and is now said to have "negative convexity," meaning it will be significantly less responsive to declining interest rates.

CALL PROTECTION IMPROVES PERFORMANCE CHARACTERISTICS

[CHART]

Lines refer to the performance characteristics of a generic callable bond and its generic non-callable bond counterpart. As interest rates decline, bond prices rise.

*Y refers to the point where decline in interest rates makes a call increasingly likely for a callable bond and begins to impede performance.

The chart above demonstrates this relationship. Note that as interest rates decline to point Y - the point where investors start to anticipate an imminent call - the price performance of the callable bond tends to "roll-off," and thus lag that of the non-callable bond. While it is difficult to pinpoint precisely when this "roll-off" will occur, bonds with ample call protection are generally considered less susceptible to this phenomenon than bonds with waning call protection.

ATTENTION TO CALL PROTECTION IS A MAJOR ADVANTAGE OF MUNICIPAL BOND MUTUAL FUNDS...

While call features can have a profound influence on income and price performance, these nuances may be overlooked by the individual investor, a fact that can put the individual at a serious disadvantage. At Eaton Vance, call provisions remain a prime strategic consideration for our fund managers and analysts. We monitor our portfolios and individual bonds and make periodic adjustments to update call protection, as necessary. Together with diversification, in-depth research and professional management, we believe that continuously updated call protection represents yet another major advantage for the mutual fund investor.

                                             Sincerely,

                                             /s/ Thomas J. Fetter

                                             Thomas J. Fetter
                                             President
                                             September 18, 2002

MARKET RECAP

Struggling to rebound from the recession of 2001, the U.S. economy generated only a slow recovery in the first half of 2002. Companies have remained reluctant to resume capital spending, especially in the key technology sector. Meanwhile, while consumer confidence has rebounded from the recession and the events of September 11, issues of corporate governance and malfeasance have become major concerns for many Americans.

THE ECONOMY RECOVERED VERY SLOWLY IN THE FIRST HALF OF 2002 ...

While the nation's Gross Domestic Product registered a fairly impressive 5.0% growth rate in the first quarter of 2002, the underlying fundamentals indicated that the economy was far weaker than those numbers suggested. A closer look revealed an uneven recovery. Although consumers remained fairly active and the housing sector continued to respond to low interest rates, capital investment by businesses - a prime engine of economic growth - failed to gain momentum. Second quarter GDP later confirmed that underlying weakness, rising a modest 1.1%.

WITH THE RECOVERY STALLING, THE fEDERAL rESERVE HAS SHIFTED ONCE AGAIN TO AN ACCOMMODATIVE BIAS...

The Federal Reserve has changed its monetary policy several times in the past year, as the economic recovery produced several false starts. Those changes have been reflected in the bond market, whose prices move in the opposite direction of interest rates. For example, 10-year Treasury bond yields, which began 2002 at 5.03%, rose to 5.40% by late March, as the Fed suggested its next move would be to tighten credit in response to a strengthening economy. In subsequent months, however, it became increasingly clear that the economy was, in fact, not generating especially strong growth. Amid the sluggish recovery, 10-year rates fell back to 4.46% by July 31. In August, the Fed indicated that it could not rule out yet another rate cut, provoking a further rally in the bond market.

[CHART]

MUNICIPAL BONDS YIELD 96% OF TREASURY YIELDS

30-Year AAA-rated General Obligation (GO) Bonds*        5.09%
Taxable equivalent yield in 38.6% tax bracket           8.29%

30-Year Treasury bond                                   5.30%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund's yield. Statistics as of July 31, 2002.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.

While the weak recovery has clearly provided an excellent backdrop, the municipal market has received additional support from other factors. First, the clouded outlook for corporate profits has dampened investors' enthusiasm for stocks and sent them looking for fixed-income alternatives. Second, municipal bond yields have nearly matched those of their taxable counterparts, making the tax-exempt sector especially attractive. Finally, with the failure of proposed tax cuts - and even tax HIKES in some jurisdictions - municipal bonds have become increasingly compelling on a tax-equivalent basis. Reflecting this favorable backdrop, the Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - posted a total return of 4.17% for the six months ended July 31, 2002.*

DESPITE LINGERING UNCERTAINTIES, WE BELIEVE THE NEAR-TERM OUTLOOK FOR BONDS REMAINS FAVORABLE...

While the financial markets still face some hurdles, the outlook for bonds is fairly constructive. The Federal Reserve announced at its Open Market Committee meeting in August that the economy is now in danger of further weakening. Thus, inflation, the main nemesis of fixed-income investors, is likely to remain well under control for the foreseeable future. Given the uncertain economy and continuing global concerns, we believe that municipal bonds continue to merit strong consideration among prudent investors.

*It is not possible to invest directly in an Index.

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager


MANAGEMENT UPDATE

- The U.S. economic recovery proceeded at a slower-than-expected pace. Companies restrained capital spending, while individuals, worried about the muddled outlook, reigned in consumer spending. GDP rose 1.1% in the second quarter of 2002, a modest rise from the 0.7% rate posted in the same quarter a year ago.

- Industrial development revenue bonds (IDR) remained the Portfolio's largest sector weighting at July 31. The Portfolio was well-served by its broad diversification, which also included defensive issues. While impacted by the slower economy, cyclical issues have generally stabilized and should be poised to perform well in an eventual economic recovery.

- Health care related bonds - including hospital, senior life care and nursing home issues - constituted large commitments for the Portfolio. In an increasingly competitive health care climate, management focused on institutions and projects that possess favorable demographics and market share and are managing to keep costs under control.

- The Portfolio had some airline-related bonds among its largest holdings. The Portfolio's bonds are backed by lease payments for airport gate facilities. The transferability of the leases gives these securities an added measure of protection amid the industry's current difficulties.

- In a slow economy, the Portfolio maintained an exposure to essential services bonds, including utility and water and sewer issues. Because the revenues for these issues are based on tolls, fees and water payments, they are considered less subject to economic fluctuations.

- Housing bonds were once again a source of very attractive yields. The Portfolio's housing investments were represented by many states and were diversified among both single and multi-family projects and a broad range of project types.

PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended July 31, 2002, the Fund's Class A shares had a total return of 4.48%.(1) This return resulted from an increase in net asset value (NAV) to $9.77 per share on July 31, 2002 from $9.66 on January 31, 2002, and the reinvestment of $0.316 in tax-free income.(2)

- The Fund's Class B shares had a total return of 3.98% during the same period,(1) the result of an increase in NAV to $9.74 per share from $9.64 per share, and the reinvestment of $0.278 in tax-free income.(2)

- The Fund's Class C shares had a total return of 3.95% during the same period,(1) the result of an increase in NAV to $9.04 per share from $8.95 per share, and the reinvestment of $0.258 in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2002 of $9.77 per share for Class A, $9.74 per share for Class B and $9.04 for Class C, the distribution rates were 6.65%, 5.90% and 5.92%, respectively.(3) The distribution rates of Class A, Class B and Class C are equivalent to taxable rates of 10.83%, 9.61% and 9.64%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C share at July 31 were 6.99%, 6.62% and 6.55%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class C are equivalent to taxable yields of 11.38%, 10.78% and 10.67%, respectively.(4)

FUND OVERVIEW(6)
-------------------------------------------
Number of Issues                        167
Average Maturity                  22.9 Yrs.
Average Rating+                         BB+
Average Call                       6.9 Yrs.
Average Dollar Price                 $93.06

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

FUND INFORMATION
AS OF JULY 31, 2002

PERFORMANCE(7)                                                                CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------------------------------------
One Year                                                                        4.88%     4.05%     3.99%
Five Years                                                                      3.51      2.71      2.65
Life of Fund+                                                                   6.18      5.30      3.43
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
---------------------------------------------------------------------------------------------------------
One Year                                                                       -0.14%    -0.87%     3.01%
Five Years                                                                      2.51      2.39      2.65
Life of Fund+                                                                   5.44      5.30      3.43

+    Inception Dates - Class A: 8/7/95; Class B: 8/7/95; Class C:6/18/97

[CHART]

RATING DISTRIBUTION(6)  BY TOTAL INVESTMENTS
--------------------------------------------
AAA                                    11.8%
AA                                      3.4%
A                                       3.7%
BBB                                     5.8%
BB                                      1.1%
B                                       1.4%
CCC and below                           0.9%
Non-Rated                              71.9%

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for the Fund's Class B and Class C shares. (2) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.
(4) Taxable-equivalent rates assume maximum 38.60% federal tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Fund Overview and Rating Distribution are subject to change. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C includes 1% CDSC. +Average ratings are based, in part, on internal Eaton Vance ratings.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002
Assets
------------------------------------------------------
Investment in High Yield Municipals
   Portfolio, at value
   (identified cost, $392,886,905)        $369,660,732
Receivable for Fund shares sold              1,107,368
------------------------------------------------------
TOTAL ASSETS                              $370,768,100
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,486,205
Dividends payable                            1,366,894
Payable to affiliate for distribution
   and service fees                             77,393
Payable to affiliate for Trustees' fees          2,199
Accrued expenses                               117,873
------------------------------------------------------
TOTAL LIABILITIES                         $  3,050,564
------------------------------------------------------
NET ASSETS                                $367,717,536
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $408,464,258
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                   (17,216,141)
Accumulated net investment loss               (304,408)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                   (23,226,173)
------------------------------------------------------
TOTAL                                     $367,717,536
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $148,052,513
SHARES OUTSTANDING                          15,154,304
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.77
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $9.77)       $      10.26
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $189,925,315
SHARES OUTSTANDING                          19,498,367
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.74
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 29,739,708
SHARES OUTSTANDING                           3,288,354
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.04
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2002
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $14,351,278
Expenses allocated from Portfolio          (1,258,431)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $13,092,847
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,039
Distribution and service fees
   Class A                                    176,595
   Class B                                    930,529
   Class C                                    121,839
Transfer and dividend disbursing agent
   fees                                       148,081
Registration fees                              39,665
Custodian fee                                  17,579
Printing and postage                           16,500
Legal and accounting services                   5,829
Miscellaneous                                  12,166
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,470,822
-----------------------------------------------------

NET INVESTMENT INCOME                     $11,622,025
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,983,178)
   Interest rate swap contracts               (49,042)
-----------------------------------------------------
NET REALIZED LOSS                         $(7,032,220)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,135,362
   Interest rate swap contracts                 9,185
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $10,144,547
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,112,327
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $14,734,352
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     11,622,025  $     20,223,792
   Net realized loss                            (7,032,220)         (513,448)
   Net change in unrealized
      appreciation (depreciation)               10,144,547        (3,994,576)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     14,734,352  $     15,715,768
----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (4,646,209) $     (8,567,678)
      Class B                                   (5,416,623)      (10,851,672)
      Class C                                     (708,681)       (1,133,289)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (10,771,513) $    (20,552,639)
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     23,480,030  $     50,343,699
      Class B                                   16,123,423        28,949,870
      Class C                                    8,971,957        10,362,513
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      946,657         2,263,363
      Class B                                    1,494,618         3,034,869
      Class C                                      297,115           543,624
   Cost of shares redeemed
      Class A                                  (12,951,618)      (33,278,721)
      Class B                                  (16,987,003)      (33,551,956)
      Class C                                   (3,272,537)       (4,406,431)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                $     18,102,642  $     24,260,830
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     22,065,481  $     19,423,959
----------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    345,652,055  $    326,228,096
----------------------------------------------------------------------------
AT END OF PERIOD                          $    367,717,536  $    345,652,055
----------------------------------------------------------------------------
Accumulated net
investment loss
included in
net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (304,408) $     (1,154,920)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       -------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000         1999(1)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.660             $  9.800          $  9.790      $ 11.380      $ 11.570
-------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.339             $  0.627          $  0.640      $  0.640      $  0.647
Net realized and unrealized
   gain (loss)                           0.085               (0.128)            0.015        (1.585)       (0.176)
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.424             $  0.499          $  0.655      $ (0.945)     $  0.471
-------------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.314)            $ (0.639)         $ (0.645)     $ (0.645)     $ (0.661)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.314)            $ (0.639)         $ (0.645)     $ (0.645)     $ (0.661)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.770             $  9.660          $  9.800      $  9.790      $ 11.380
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           4.48%                5.18%             6.89%        (8.62)%        4.16%
-------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $148,053             $134,950          $117,525      $114,610      $128,347
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.10%(5)             1.07%             1.08%         1.01%         0.95%
   Expenses after custodian
      fee reduction(4)                    1.10%(5)             1.07%             1.08%         1.00%         0.94%
   Net investment income                  7.07%(5)             6.37%             6.52%         5.95%         5.60%
Portfolio Turnover of the
   Portfolio                                 7%                  24%               30%           58%           25%
-------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the year ended January 31, 2002. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                             CLASS B
                                  ----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       --------------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000         1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.640             $  9.770          $  9.750      $ 11.330      $ 11.520      $ 10.620
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.301             $  0.545          $  0.559      $  0.554      $  0.554      $  0.594
Net realized and unrealized
   gain (loss)                           0.075               (0.120)            0.016        (1.579)       (0.167)        0.916
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.376             $  0.425          $  0.575      $ (1.025)     $  0.387      $  1.510
--------------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.276)            $ (0.555)         $ (0.555)     $ (0.555)     $ (0.577)     $ (0.610)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.276)            $ (0.555)         $ (0.555)     $ (0.555)     $ (0.577)     $ (0.610)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  9.740             $  9.640          $  9.770      $  9.750      $ 11.330      $ 11.520
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           3.98%                4.38%             6.02%        (9.32)%        3.44%        14.67%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $189,925             $187,232          $191,418      $204,348      $237,497      $191,706
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.85%(5)             1.82%             1.87%         1.77%         1.72%         1.76%
   Expenses after custodian
      fee reduction(4)                    1.85%(5)             1.82%             1.87%         1.76%         1.71%         1.74%
   Net investment income                  6.30%(5)             5.56%             5.72%         5.18%         4.83%         5.36%
Portfolio Turnover of the
   Portfolio                                 7%                  24%               30%           58%           25%            8%
--------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the year ended January 31, 2002. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS C
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000        1999(1)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.950              $ 9.060            $ 9.030      $10.490       $10.680
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.279              $ 0.511            $ 0.516      $ 0.505       $ 0.506
Net realized and unrealized
   gain (loss)                          0.064               (0.112)             0.019       (1.460)       (0.169)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.343              $ 0.399            $ 0.535      $(0.955)      $ 0.337
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.253)             $(0.509)           $(0.505)     $(0.505)      $(0.527)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.253)             $(0.509)           $(0.505)     $(0.505)      $(0.527)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.040              $ 8.950            $ 9.060      $ 9.030       $10.490
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          3.95%                4.43%              6.04%       (9.38)%        3.22%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $29,740              $23,470            $17,285      $17,699       $24,576
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.85%(5)             1.82%              1.89%        1.84%         1.79%
   Expenses after custodian
      fee reduction(4)                   1.85%(5)             1.82%              1.89%        1.83%         1.78%
   Net investment income                 6.29%(5)             5.62%              5.70%        5.09%         4.73%
Portfolio Turnover of the
   Portfolio                                7%                  24%                30%          58%           25%
------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change was less than $0.001 per share and 0.01%, respectively, on net investment income per share or on the ratio of net investment income to average net assets for the year ended January 31, 2002. Per share data and ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at July 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable (if any) and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $9,587,028, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2010 ($628,329), January 31, 2009 ($4,844,026), January 31, 2008 ($2,693,858) and January 31, 2006
   ($1,420,815). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Interim Financial Statements -- The interim financial statements relating to
   July 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                            2,428,549            5,127,035
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        97,876              230,095
    Redemptions                                     (1,338,489)          (3,385,497)
    -------------------------------------------------------------------------------
    NET INCREASE                                     1,187,936            1,971,633
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                            1,669,623            2,953,981
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       154,943              309,470
    Redemptions                                     (1,758,538)          (3,432,150)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             66,028             (168,699)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JULY 31, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)       JANUARY 31, 2002
    -------------------------------------------------------------------------------
    Sales                                              996,417            1,140,213
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        33,136               59,831
    Redemptions                                       (364,878)            (484,826)
    -------------------------------------------------------------------------------
    NET INCREASE                                       664,675              715,218
    -------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of EVM and BMR. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $16,935 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $698,047 and $91,379 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended July 31, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $16,689,000 and $3,869,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended July 31, 2002 amounted to $176,595, $232,482, and $30,460 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $228,000 and $2,600 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended July 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended July 31, 2002 aggregated $47,828,640 and $41,315,789, respectively.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 3.2%
------------------------------------------------------------------------
    $ 7,000       Maryland Energy Cogeneration, (AES
                  Warrior Run), (AMT), 7.40%, 9/1/19        $  7,148,820
      2,876       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  6.625%, 9/1/20                               2,878,301
      2,000       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  (AMT), 5.875%, 9/1/20                        1,839,180
------------------------------------------------------------------------
                                                            $ 11,866,301
------------------------------------------------------------------------
Education -- 1.4%
------------------------------------------------------------------------
    $ 3,000       California Educational Facilities
                  Authority, Residual Certificates,
                  Variable Rate, 12/1/32(1)(2)              $  3,245,880
      2,000       New Hampshire HEFA, (Colby-Sawyer
                  College), 7.50%, 6/1/26                      2,093,100
------------------------------------------------------------------------
                                                            $  5,338,980
------------------------------------------------------------------------
Electric Utilities -- 3.7%
------------------------------------------------------------------------
    $ 4,200       Clark County, NV, (Nevada Power), (AMT),
                  5.90%, 10/1/30                            $  3,171,714
      1,250       Connecticut Development Authority,
                  (Connecticut Light and Power), Variable
                  Rate, 9/1/22(1)(3)                           1,324,100
      2,500       Connecticut Development Authority,
                  (Western Mass Electric), Variable Rate,
                  9/1/22(1)(3)                                 2,648,200
      3,500       Intermountain Power Agency, UT, Variable
                  Rate, 7/1/11(3)                              3,720,220
      1,500       Mississippi Business Finance Corp.,
                  (System Energy Resources, Inc.),
                  5.90%, 5/1/22                                1,442,385
      1,500       Salt River, AZ, Agricultural
                  Improvements and Power District
                  Electric, Residual Certificates,
                  Variable Rate, 1/1/25(1)(3)                  1,499,880
------------------------------------------------------------------------
                                                            $ 13,806,499
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.4%
------------------------------------------------------------------------
    $10,000       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity, 0.00%, 10/1/22  $  3,289,500
      3,500       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity,
                  0.00%, 10/1/22                               1,151,325
      3,295       Illinois Development Finance Authority,
                  (Regency Park), Escrowed to Maturity,
                  0.00%, 7/15/25                                 902,830
------------------------------------------------------------------------
                                                            $  5,343,655
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 1.1%
------------------------------------------------------------------------
    $ 4,000       Massachusetts, 5.25%, 11/1/30             $  4,061,480
------------------------------------------------------------------------
                                                            $  4,061,480
------------------------------------------------------------------------
Health Care-Miscellaneous -- 6.3%
------------------------------------------------------------------------
    $ 2,845       Illinois Development Finance Authority,
                  (Community Rehabilitation Providers),
                  5.60%, 7/1/19                             $  2,647,813
      3,500       Osceola County, FL, IDA, Community
                  Provider Pooled Loan-93, 7.75%, 7/1/17       3,577,070
        205       Pittsfield Township, MI, (Arbor
                  Hospice), 8.125%, 8/15/17                      208,032
      2,455       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 6.75%, 12/1/36                2,578,398
      1,265       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,340,550
      1,047       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,108,725
      2,283       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.75%, 12/1/36                2,401,044
      1,920       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.90%, 12/1/36                2,050,648
        360       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.25%, 12/1/36                  389,678
        818       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.375%, 12/1/36                 871,027
      2,266       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.50%, 12/1/36                2,383,082
        951       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.70%, 12/1/36                1,016,428
      1,903       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.81%, 9/1/36                 2,037,709
        571       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.875%, 12/1/36                 614,801
------------------------------------------------------------------------
                                                            $ 23,225,005
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 10.6%
------------------------------------------------------------------------
    $ 3,400       Allegheny County, PA, Hospital
                  Development Authority, (West
                  Pennsylvania Allegheny Health System),
                  9.25%, 11/15/30                           $  3,662,922
      2,500       California Health Facilities Authority,
                  (Cedars Sinai Medical Center), Variable
                  Rate, 12/1/34(1)(3)                          2,860,800
      2,250       Chautauqua County, NY, IDA, (Women's
                  Christian Association), 6.40%, 11/15/29      2,026,125
      4,500       Colorado Health Facilities Authority,
                  (Rocky Mountain Adventist),
                  6.625%, 2/1/22(4)                            4,637,295
      3,685       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.25%, 10/1/18                               3,480,740
      3,700       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.375%, 10/1/28                              3,457,280
        750       Hawaii Department of Budget and Finance,
                  (Wahiawa General Hospital),
                  7.50%, 7/1/12                                  670,942
      2,500       Hidalgo County, TX, Health Services
                  Corp., (Mission Hospital, Inc.),
                  6.875%, 8/15/26                              2,500,500
      2,500       John Tolfree Health System Corp., MI,
                  6.00%, 9/15/23                               2,499,800
      2,000       New Hampshire HEFA, (Littleton
                  Hospital), 6.00%, 5/1/28                     1,589,600
      1,000       Oklahoma Development Finance Authority,
                  (Hillcrest Healthcare), 5.00%, 8/15/08         846,520
      1,500       Oklahoma Development Finance Authority,
                  (Hillcrest Healthcare), 5.20%, 8/15/11       1,209,960
      1,500       Oklahoma Development Finance Authority,
                  (Hillcrest Healthcare), 5.75%, 8/15/12       1,265,700
      2,560       Oneida County, NY, Industrial
                  Development Agency, (Elizabeth Medical
                  Center), 6.00%, 12/1/29                      2,252,570
      1,238       Philadelphia, PA, HEFA, (Graduate Health
                  System), 6.625%, 7/1/21(5)                      24,011
      1,779       Philadelphia, PA, HEFA, (Graduate Health
                  System), 7.00%, 7/1/05(5)                       34,520
        875       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/13(5)                              285,775
      5,900       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/23(5)                            1,926,940
      1,785       San Gorgonio, CA, (Memorial Health Care
                  District), 5.75%, 5/1/20                     1,542,133
      2,500       Sullivan County, TN, Health Educational
                  and Housing Facility Board, (Wellmont
                  Health System), 6.25%, 9/1/32                2,518,725
------------------------------------------------------------------------
                                                            $ 39,292,858
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Housing -- 8.3%
------------------------------------------------------------------------
    $   990       Atlanta, GA, Urban Residential Finance
                  Authority, (New Community John Hope
                  Project), (AMT), 7.25%, 6/1/07            $    973,319
      2,395       Cuyahoga County, OH, (Rolling Hills
                  Apts.), (AMT), 8.00%, 1/1/28(5)              1,220,061
      2,500       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Florida University), 7.75%, 8/15/20         2,509,975
      1,240       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Florida University), 9.50%, 8/15/05         1,241,476
      1,875       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  6.75%, 11/1/29                               1,854,019
        495       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  7.125%, 11/1/29                                496,584
      3,995       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.375%, 1/1/19        3,731,170
      1,500       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.625%, 7/1/33        1,384,875
      2,360       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 8.00%, 1/1/34         2,167,660
      5,000       Muni Mae Tax-Exempt Bond, LLC, (AMT),
                  Variable Rate, 6/30/09                       5,336,700
      3,360       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               3,166,061
      1,480       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               1,378,072
      1,875       Texas Student Housing Corp., (University
                  of Northern Texas), 9.375%, 7/1/06           1,868,700
      2,000       Texas Student Housing Corp., (University
                  of Northern Texas), 11.00%, 7/1/31           1,986,640
      1,250       Virginia Housing Development Authority,
                  RITES, (AMT), Variable Rate,
                  7/1/21(1)(3)                                 1,306,325
------------------------------------------------------------------------
                                                            $ 30,621,637
------------------------------------------------------------------------
Industrial Development Revenue -- 20.1%
------------------------------------------------------------------------
    $ 2,400       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  6.50%, 10/1/24                            $  2,169,976
      3,065       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  9.25%, 10/1/21                               3,443,650
      2,000       Camden County, NJ, (Holt Hauling),
                  (AMT), 9.875%, 1/1/21                          995,000
      3,900       Carbon County, UT, (Laidlaw
                  Environmental Services Inc.), (AMT),
                  7.45%, 7/1/17                                3,871,257
      4,000       Denver, CO, City and County Special
                  Facilities, (United Airlines), (AMT),
                  6.875%, 10/1/32                              1,940,040
      1,215       Florence County, SC, (Stone Container),
                  7.375%, 2/1/07                               1,220,771

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 2,000       Gulf Coast, TX, Waste Disposal,
                  (Champion International), (AMT),
                  6.875%, 12/1/28                           $  2,066,400
      2,700       Hancock County, KY, (Southwire Co.),
                  (AMT), 7.75%, 7/1/25                         2,756,241
      4,000       Hardeman County, TN, (Correctional
                  Facilities Corp.), 7.75%, 8/1/17             3,984,960
      2,200       Houston, TX, Airport System,
                  (Continental Airlines), 6.75%, 7/1/29        1,810,842
      3,715       Iowa Finance Authority, (Southbridge
                  Mall), 6.375%, 12/1/13                       3,501,462
      4,185       Kansas City, MO, IDA, (Airline Cargo
                  Facilities), (AMT), 8.50%, 1/1/17            4,374,664
      2,910       Kimball, NE, EDA, (Clean Harbors),
                  (AMT), 10.75%, 9/1/26                        2,987,697
      2,500       Los Angeles, CA, Regional Airports
                  Improvements Corp., (Terminal Four),
                  (AMT), 7.50%, 12/1/24                        2,328,850
      2,730       Maryland EDA, (AFCO Cargo), (AMT),
                  6.50%, 7/1/24                                2,428,908
      1,351       Michigan Strategic Fund, (Crown Paper),
                  (AMT), 6.50%, 8/1/21(5)                        177,264
      3,400       Morgantown, KY, Solid Waste Revenue,
                  (IMCO Recycling, Inc.), (AMT),
                  7.45%, 5/1/22                                3,410,846
        920       New Albany, IN, IDA, (K-Mart),
                  7.40%, 6/1/06                                  701,500
      2,196       New Hampshire Business Finance
                  Authority, (Crown Paper), (AMT),
                  7.875%, 7/1/26(5)                              288,096
     10,000       New Jersey EDA, (Continental Airlines),
                  (AMT), 6.25%, 9/15/29                        7,889,700
        500       New Jersey EDA, (Holt Hauling),
                  8.95%, 12/15/18                                448,500
      4,000       New Jersey EDA, (Holt Hauling), (AMT),
                  7.90%, 3/1/27                                3,728,000
      4,000       New York City Industrial Development
                  Agency Facility Revenue, (American
                  Airlines, Inc.), (AMT), 8.50%, 8/1/28        3,811,880
      2,000       Perry County, KY, TJ International Inc.,
                  (AMT), 6.55%, 4/15/27                        2,084,380
        500       Philadelphia, PA, IDA, (Refrigerated
                  Enterprises), (AMT), 9.05%, 12/1/19            489,000
      2,000       Phoenix, AZ, IDA, (America West
                  Airlines, Inc.), (AMT), 6.25%, 6/1/19          860,180
      3,500       Riverdale Village, IL, (ACME
                  Metals, Inc.), (AMT), 7.90%, 4/1/24(5)         621,250
      3,345       Riverdale Village, IL, (ACME
                  Metals, Inc.), (AMT), 7.95%, 4/1/25(5)         593,738
     18,211       Robbins, IL, Resource Recovery, (AMT),
                  0.00%, 10/15/09                              3,379,928
        237       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/09                                112,100
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 6,206       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/24                           $  2,707,170
      1,797       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(5)                             12,578
        703       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(5)                              4,922
      3,000       Rumford, ME, Solid Waste Disposal,
                  (Boise Cascade Corp.), 6.875%, 10/1/26       3,000,060
------------------------------------------------------------------------
                                                            $ 74,201,810
------------------------------------------------------------------------
Insured - Electric Utilities -- 0.4%
------------------------------------------------------------------------
    $ 1,500       Puerto Rico Electric Power Authority,
                  RITES, (FSA), Variable Rate,
                  7/1/20(1)(2)                              $  1,610,835
------------------------------------------------------------------------
                                                            $  1,610,835
------------------------------------------------------------------------
Insured - General Obligations -- 1.3%
------------------------------------------------------------------------
    $ 1,000       California, Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/30(1)(2)     $  1,122,800
      3,600       Puerto Rico Public Improvements, (FGIC),
                  5.00%, 7/1/32(6)                             3,608,208
------------------------------------------------------------------------
                                                            $  4,731,008
------------------------------------------------------------------------
Insured - Hospital -- 0.8%
------------------------------------------------------------------------
    $ 2,415       California Statewide Communities
                  Development Authority, (Sutter Health)
                  Residual Certificates, (FSA), Variable
                  Rate, 8/15/27(1)(2)                       $  2,890,779
------------------------------------------------------------------------
                                                            $  2,890,779
------------------------------------------------------------------------
Insured - Special Tax Revenue -- 3.0%
------------------------------------------------------------------------
    $11,695       Metropolitan Pier and Exposition
                  Authority, (McCormick Place Expansion),
                  (MBIA), 0.00%, 12/15/38                   $  1,477,312
     33,440       Metropolitan Pier and Exposition
                  Authority, (McCormick Place Expansion),
                  (MBIA), 0.00%, 6/15/40                       3,855,632
      4,900       Puerto Rico Infrastructure Financing
                  Authority, (FSA), Variable Rate,
                  7/1/27(1)(2)                                 5,278,084
         75       South Orange County, CA, Public
                  Financing Authority, (FGIC), DRIVERS,
                  Variable Rate, 8/15/15(1)(3)                   470,588
------------------------------------------------------------------------
                                                            $ 11,081,616
------------------------------------------------------------------------
Insured - Transportation -- 2.4%
------------------------------------------------------------------------
    $ 2,985       Monroe County, NY, Airport Authority,
                  (MBIA), DRIVERS, (AMT), Variable Rate,
                  1/1/18(1)(3)                              $  3,705,788

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Insured - Transportation (continued)
------------------------------------------------------------------------
    $ 2,000       New Jersey Turnpike Authority, RITES,
                  (MBIA), Variable Rate, 1/1/30(1)(2)       $  2,268,740
      3,000       Puerto Rico Highway and Transportation
                  Authority, (FSA), Variable Rate,
                  7/1/32(1)(3)                                 3,020,550
------------------------------------------------------------------------
                                                            $  8,995,078
------------------------------------------------------------------------
Miscellaneous -- 5.2%
------------------------------------------------------------------------
    $ 3,745       Atlanta, GA, Downtown Development
                  Authority, (Central Atlanta Hospitality
                  Childcare Inc.), 8.00%, 1/1/26            $  2,337,966
      8,000       Capital Trust Agency, FL, (Seminole
                  Tribe Convention), 10.00%, 10/1/33           8,080,720
      1,870       City of Union, OR, (Buffalo Peak Golf
                  Club), 6.75%, 7/1/24                         1,309,000
      3,000       Colorado River Indian Tribe, AZ,
                  6.25%, 8/1/04                                3,090,000
      1,200       Puerto Rico Infrastructure Financing
                  Authority, Variable Rate, 10/1/32(1)(2)      1,520,820
      2,837       Santa Fe, NM, (1st Interstate Plaza),
                  8.00%, 7/1/13                                2,907,995
------------------------------------------------------------------------
                                                            $ 19,246,501
------------------------------------------------------------------------
Nursing Home -- 8.2%
------------------------------------------------------------------------
    $ 3,360       Bell County, TX, (Heritage Oaks
                  Healthcare), 6.70%, 6/1/29                $  2,353,411
      3,155       Clovis, NM, IDR, (Retirement
                  Ranches, Inc.), 7.75%, 4/1/19                3,262,238
      2,300       Colorado HFA, (Volunteers of America),
                  5.75%, 7/1/20                                1,967,075
      3,600       Colorado HFA, (Volunteers of America),
                  5.875%, 7/1/28                               2,970,684
      1,100       Colorado HFA, (Volunteers of America),
                  6.00%, 7/1/29                                  932,459
      2,175       Kansas City, MO, IDA, (Beverly
                  Enterprises, Inc.), 8.00%, 12/1/02           2,189,159
      2,500       Massachusetts IFA, (Age Institute of
                  Massachusetts), 8.05%, 11/1/25               2,516,250
      1,195       Mississippi Business Finance Corp.,
                  (Magnolia Healthcare), 7.99%, 7/1/25         1,239,000
      2,000       Ohio HFA, Retirement Rental Housing,
                  (Encore Retirement Partners),
                  6.75%, 3/1/19                                1,732,940
      3,897       Tarrant County, TX, Health Facilities
                  Authority, 8.00%, 9/1/25                     3,904,638
      1,526       Tarrant County, TX, Health Facilities
                  Authority,
                  (3927 Foundation), 10.125%, 9/1/09(5)           68,660
      4,577       Tarrant County, TX, Health Facilities
                  Authority,
                  (3927 Foundation), 10.25%, 9/1/19(5)           205,980
      3,260       Westmoreland, PA, (Highland Health
                  Systems, Inc.), 9.25%, 6/1/22                3,360,212
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
    $ 3,790       Wisconsin HEFA, (Wisconsin Illinois
                  Senior Housing), 7.00%, 8/1/29            $  3,609,710
------------------------------------------------------------------------
                                                            $ 30,312,416
------------------------------------------------------------------------
Senior Living / Life Care -- 14.0%
------------------------------------------------------------------------
    $ 7,890       Albuquerque, NM, Retirement Facilities,
                  (La Vida Liena Retirement Center),
                  6.60%, 12/15/28                           $  7,368,550
      2,500       Arizona Health Facilities Authority,
                  (Care Institute, Inc. - Mesa),
                  7.625%, 1/1/26(7)                            1,943,125
      1,000       Chester, PA, IDA, (Senior Life-Choice of
                  Kimberton), (AMT), 8.50%, 9/1/25             1,056,830
      1,905       Chester, PA, IDA, (Senior Life-Choice of
                  Paoli), (AMT), 8.05%, 1/1/24                 1,968,779
      3,500       Delaware County, PA, (White Horse
                  Village), 7.30%, 7/1/14                      3,592,330
      1,585       Delaware County, PA, IDA, (Glen Riddle),
                  (AMT), 8.625%, 9/1/25                        1,688,168
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/13                           380,680
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/13                           363,430
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/14                           345,080
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/14                           329,370
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/15                           312,440
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/15                           297,370
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/16                           283,010
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/16                           269,290
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/17                           256,150
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/17                           243,780
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/18                           231,970
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/18                           220,690
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/19                           210,030
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/19                           199,830

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care (continued)
------------------------------------------------------------------------
    $ 1,915       Grove City, PA, Area Hospital Authority,
                  (Grove Manor), 6.625%, 8/15/29            $  1,904,199
      3,630       Illinois Development Finance Authority,
                  (Care Institute, Inc. - Illinois),
                  7.80%, 6/1/25                                3,783,513
      7,500       Kansas City, MO, IDA, (Kingswood United
                  Methodist Manor), 5.875%, 11/15/29           6,551,700
      3,460       Louisiana HFA, (HCC Assisted Living
                  Group 1), (AMT), 9.00%, 3/1/25               3,627,983
      5,270       Massachusetts IFA, (Forge Hill), (AMT),
                  6.75%, 4/1/30                                4,856,832
      3,200       Minneapolis, MN, (Walker Methodist
                  Senior Services), 6.00%, 11/15/28            2,776,224
      3,500       New Jersey EDA, (Chelsea at East
                  Brunswick), (AMT), 8.25%, 10/1/26            2,835,210
      5,205       North Miami, FL, Health Care Facilities,
                  (Imperial Club), 8.00%, 1/1/33               3,931,805
------------------------------------------------------------------------
                                                            $ 51,828,368
------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
------------------------------------------------------------------------
    $ 2,240       Bell Mountain Ranch, CO, Metropolitan
                  District, 6.625%, 11/15/25                $  2,223,939
      3,405       Bell Mountain Ranch, CO, Metropolitan
                  District, 7.375%, 11/15/19                   3,577,157
      3,800       Cottonwood, CO, Water and Sanitation
                  District, 7.75%, 12/1/20                     4,070,446
------------------------------------------------------------------------
                                                            $  9,871,542
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
    $   930       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.00%, 5/1/21           $    884,783
      1,375       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.125%, 5/1/31             1,319,766
        500       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.50%, 5/1/21                496,340
      5,000       New Jersey Transportation Trust Fund
                  Authority, Variable Rate, 6/15/17(1)(3)      5,319,050
      5,250       Northwest Arkansas Regional Airport
                  Authority, (AMT), 7.625%, 2/1/27             5,289,428
------------------------------------------------------------------------
                                                            $ 13,309,367
------------------------------------------------------------------------
Water and Sewer -- 0.5%
------------------------------------------------------------------------
    $ 1,800       Metropolitan Water District, CA,
                  (Southern California Waterworks),
                  Variable Rate, 1/1/18(1)(3)               $  1,679,706
------------------------------------------------------------------------
                                                            $  1,679,706
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $386,543,379)                           $363,315,441
------------------------------------------------------------------------

COMMON STOCKS -- 0.6%

SHARES            SECURITY                                  VALUE
------------------------------------------------------------------------
Coal -- 0.6%
------------------------------------------------------------------------
    172,103       Horizon Natural Resources Company         $  2,237,339
------------------------------------------------------------------------
                                                            $  2,237,339
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $2,237,339)                             $  2,237,339
------------------------------------------------------------------------


----------------------------------------------------------------
Total Investments -- 98.8%
   (identified cost $388,780,718)                   $365,552,780
----------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%              $  4,264,008
----------------------------------------------------------------
Net Assets-- 100.0%                                 $369,816,788
----------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At July 31, 2002, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 8.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 3.5% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Non-income producing security.
 (6)  When-issued security.
 (7)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $388,780,718)                          $365,552,780
Cash                                         1,520,826
Receivable for investments sold              2,310,298
Interest receivable                          7,889,126
Prepaid expenses                                 1,301
------------------------------------------------------
TOTAL ASSETS                              $377,274,331
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  3,800,280
Payable for when-issued securities           3,591,000
Payable to affiliate for Trustees' fees            656
Accrued expenses                                65,607
------------------------------------------------------
TOTAL LIABILITIES                         $  7,457,543
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $369,816,788
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $393,044,726
Net unrealized depreciation (computed on
   the basis of identified cost)           (23,227,938)
------------------------------------------------------
TOTAL                                     $369,816,788
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $14,357,408
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $14,357,408
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,124,013
Trustees' fees and expenses                    10,352
Custodian fee                                  63,092
Legal and accounting services                  45,401
Miscellaneous                                  16,110
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,258,968
-----------------------------------------------------

NET INVESTMENT INCOME                     $13,098,440
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,986,170)
   Interest rate swap contracts               (49,063)
-----------------------------------------------------
NET REALIZED LOSS                         $(7,035,233)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,139,698
   Interest rate swap contracts                 9,192
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $10,148,890
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,113,657
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $16,212,097
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     13,098,440  $     23,099,138
   Net realized loss                            (7,035,233)         (513,648)
   Net change in unrealized
      appreciation (depreciation)               10,148,890        (3,996,306)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     16,212,097  $     18,589,184
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     47,828,640  $     90,001,189
   Withdrawals                                 (41,315,789)      (89,632,344)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      6,512,851  $        368,845
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     22,724,948  $     18,958,029
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    347,091,840  $    328,133,811
----------------------------------------------------------------------------
AT END OF PERIOD                          $    369,816,788  $    347,091,840
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.71%(2)         0.70%         0.72%        0.68%        0.67%        0.68%
   Expenses after custodian
      fee reduction                       0.71%(2)         0.70%         0.72%        0.67%        0.66%        0.66%
   Net investment income                  7.42%(2)         6.69%         6.86%        6.25%        5.88%        6.43%
Portfolio Turnover                           7%              24%           29%          58%          25%           8%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           4.68%            5.55%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $369,817         $347,092      $328,134     $338,925     $390,909     $303,209
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2002, the fee was equivalent to 0.64% of the Portfolio's average net assets for such period and amounted to $1,124,013. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $45,504,953 and $25,747,014, respectively, for the six months ended July 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $388,980,495
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,844,229
    Gross unrealized depreciation              (38,271,944)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(23,427,715)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT MANAGEMENT

EATON VANCE HIGH YIELD MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF HIGH YIELD MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE HIGH YIELD MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE HIGH YIELD MUNICIPALS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

416-9/02                                                                   HYSRC